CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues		$ 1,040	$ 753	$ 1,747
Cost of revenues		574	334	1,452
Gross profit		466	419	295
Operating expenses:
Research and development, net		17,287	15,791	14,686
Business development		2,672	2,029	2,084
General and administrative		5,321	3,765	3,514
Total operating expenses		25,280	21,585	20,284
Operating loss		(24,814)	(21,166)	(19,989)
Finance income		1,591	2,630	1,413
Finance expenses		(2,951)	(555)	(2,206)
Financing income (expenses), net		(1,360)	2,075	(793)
Loss before taxes on income		(26,174)	(19,091)	(20,782)
Taxes on income		32	24	30
Loss		(26,206)	(19,115)	(20,812)
Attributable to:
Equity holders of the Company		(23,374)	(18,112)	(20,758)
Non-controlling interests		(2,832)	(1,003)	(54)
Loss		$ (26,206)	$ (19,115)	$ (20,812)
Basic and diluted loss per share, attributable to equity holders of the Company		$ (0.83)	$ (0.70)	$ (0.81)
Weighted average number of shares used in computing basic and diluted loss per share	[1]	28,158,779	25,754,297	25,753,411

[1]	To compute diluted loss per share, potential ordinary shares, (detailed below), have not been taken into account due to their anti-dilutive effect: 137,977 warrants 4,030,702 options to employees under share-based payment plans